Other Payables	12 Months Ended
Dec. 31, 2023
Trade and other payables [abstract]
Other Payables
Note 13:	Other Payables

	December 31
	2023	2022

Employees and payroll accruals	2,109	2,471
Liability in respect of TEVA (see Note 17c)	1,250	417
Related parties	83	307
Deferred revenues	24	63
Other	425	901
	3,891	4,159